Income Taxes - Additional information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Line Items]
Effective statutory tax rate	31.00%	31.00%	31.00%	31.00%
Effective tax rate	46.80%	70.30%	60.30%	42.80%